Land use right, net (Tables) - Land use right	6 Months Ended
Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Schedule of Intangible assets, net

	March 31,	September 30,
	2022	2021
	(unaudited)
Land use right	$621,609	$610,182
Less: accumulated amortization	(42,479)	(35,595)
Land use right, net	$579,130	$574,587

Schedule of estimated future amortization expense

Amortization
expense
Remainder of fiscal 2022	$6,189
Fiscal 2023	12,432
Fiscal 2024	12,432
Fiscal 2025	12,432
Fiscal 2026	12,432
Thereafter	523,213
Total	$579,130